Lease commitments (Analysis of Leased Assets Under Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Class of property
Less - Accumulated depreciation	¥ (25,036)	¥ (30,016)
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	60,091	17,339
Building
Class of property
Capital leased assets, gross	22,790	18,519
Machinery and equipment
Class of property
Capital leased assets, gross	¥ 62,337	¥ 28,836